Other Property and Equipment - Held for Use and Estimated Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 1,721	$ 1,986
Less: accumulated depreciation	(630)	(672)
Total other property and equipment, net	1,091	1,314
Accumulated depreciation	630	672
Building and improvements [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 1,053	1,093
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	10 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	39 years
Computer equipment [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 353	345
Estimated useful life	5 years
Natural gas compressors [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 48	235
Natural gas compressors [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	3 years
Natural gas compressors [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	20 years
Natural gas compressors, assets held under capital leases [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 27
Less: accumulated depreciation	(1)
Accumulated depreciation	1
Land [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	106	126
Other [Member]
Property, Plant and Equipment [Abstract]
Other property and equipment	$ 161	$ 187
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	5 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life	20 years